Document and Entity Information	May 12, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	PRUDENTIAL FINANCIAL INC
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0001137774
Document Type	8-K
Document Period End Date	May 12, 2020
Entity Incorporation State Country Code	NJ
Entity File Number	001-16707
Entity Tax Identification Number	22-3703799
Entity Address, Address Line One	751 Broad Street
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	07102
City Area Code	(973)
Local Phone Number	802-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Par Value $.01
Trading Symbol	PRU
Security Exchange Name	NYSE
M 5.75 Junior Subordinated Notes 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Junior Subordinated Notes
Trading Symbol	PJH
Security Exchange Name	NYSE
M 5.70 Junior Subordinated Notes 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.70% Junior Subordinated Notes
Trading Symbol	PRH
Security Exchange Name	NYSE
A 5.625 Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Junior Subordinated Notes
Trading Symbol	PRS
Security Exchange Name	NYSE